Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The Plan classifies its investments based upon an established fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1:	Valuations based on quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access.

Level 2:	Valuations based on quoted prices in markets that are not active, quoted prices for similar investments in active markets or model-based valuations for which all significant assumptions are observable and can be corroborated by observable market data.

Level 3:	Valuations based on unobservable inputs that are supported by little or no market activity and are significant to the overall fair value measurement. Values are determined using proprietary pricing models, discounted cash flow models that include the investment entities’ own judgments and estimations or some other pricing method using unobservable inputs.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Following are descriptions of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
The fair value of the common stock of the Plan Sponsor is determined by quoted market prices. Accordingly, investments in common stock are classified within Level 1 of the valuation hierarchy.
Shares of registered investment company funds are valued at the net asset value ("NAV") of shares held by the Plan at year-end. The NAV is a quoted price in an active market and is classified within Level 1 of the valuation hierarchy.

Interest-bearing cash is valued at cost plus accrued interest.

The following tables disclose, by level, the fair value hierarchy of the Plan’s investments at fair value.

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$354,095,085	$—	$—	$354,095,085
Common stock	41,246,521	—	—	41,246,521
Interest-bearing cash	920,281	—	—	920,281
Total investments at fair value	$396,261,887	$—	$—	$396,261,887

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$335,127,622	$—	$—	$335,127,622
Common stock	45,235,246	—	—	45,235,246
Interest-bearing cash	1,282,782	—	—	1,282,782
Total investments at fair value	$381,645,650	$—	$—	$381,645,650